Accounts receivable and allowance for credit losses	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable and allowance for credit losses

Note 5 — Accounts receivable and allowance for credit losses

Accounts receivable, net consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Accounts receivable	43,587,890	25,399,545	3,729,249
Less: allowance for credit losses	-	-	-
Accounts receivable, net	43,587,890	25,399,545	3,729,249

The following table summarizes the changes in allowance for credit losses:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Beginning balance	-	-	-
Addition	-	75,000	11,012
Recovery	-	75,000	11,012
Ending balance	-	-	-

Allowance for credit losses for the year ended December 31, 2025 and the six months ended June 30, 2026 amounted to nil and nil, respectively.